SCHEDULE OF STOCK OPTION TRANSACTIONS (Details)		6 Months Ended		12 Months Ended
		Jun. 30, 2024 shares $ / shares	Jun. 30, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2023 shares $ / shares
Warrants And Options
Number of stock options, beginning balance		3,543,718	3,543,718	1,883,343	1,883,343
Weighted Average Exercise Price, beginning balance | (per share)		$ 1.91	$ 2.53	$ 2.45	$ 3.17
Number of stock options, options granted	[1],[2]			1,735,250	1,735,250
Weighted Average Exercise Price, options granted | $ / shares	[1],[2]				$ 1.82
Number of stock options, Exercise of options
Weighted Average Exercise Price, Exercise of options | $ / shares
Number of stock options, Expiry of options				(74,875)	(74,875)
Weighted Average Exercise Price, Expiry of options | $ / shares					$ 1.25
Number of stock options, Options cancelled		(169,584)	(169,584)
Weighted Average Exercise Price, Options cancelled | $ / shares
Number of stock options, ending balance		3,374,134	3,374,134	3,543,718	3,543,718
Weighted Average Exercise Price, ending balance | (per share)		$ 1.86	$ 2.55	$ 1.91	$ 2.53

[1]	On January 4, 2023, 816,500 stock options were issued to directors and consultants with an exercise price of CAD$1.65. The options expire on January 4, 2033. The fair value of the options granted was estimated at $1,017 using the Black-Scholes option pricing model, using the following assumptions: Share Price: CAD$1.80; Expected option life 10 years; Volatility 112%; Risk-free interest rate 3.28%; Dividend yield 0%.
[2]	On February 8, 2023, 100,000 stock options were issued to a consultant with an exercise price of CAD$1.50. The options expire on November 25, 2027. The fair value of the options granted was estimated at $135 using the Black-Scholes option pricing model, using the following assumptions: Share Price: CAD$2.18; Expected option life 4.8 years; Volatility 112%; Risk-free interest rate 3.16%; Dividend yield 0%.